Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	TURNER FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001006783
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 31, 2012
Turner Market Neutral Fund (First Prospectus Summary) | Turner Market Neutral Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMNEX
Turner Market Neutral Fund (First Prospectus Summary) | Turner Market Neutral Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMNFX
Turner Medical Sciences Long/Short Fund (First Prospectus Summary) | Turner Medical Sciences Long/Short Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMSEX
Turner Medical Sciences Long/Short Fund (First Prospectus Summary) | Turner Medical Sciences Long/Short Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMSFX
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSPEX
Turner Spectrum Fund (First Prospectus Summary) | Turner Spectrum Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSPCX
Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTLEX
Turner Titan Fund (First Prospectus Summary) | Turner Titan Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTLFX
Turner All Cap Growth Fund (Prospectus Summary) | Turner All Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBTBX
Turner Concentrated Growth Fund (Prospectus Summary) | Turner Concentrated Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTOPX
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCOX
Turner Emerging Growth Fund (Prospectus Summary) | Turner Emerging Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCGX
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTMEX
Turner Large Growth Fund (Prospectus Summary) | Turner Large Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCGFX
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGEX
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGFX
Turner Mid Cap Growth Fund (Prospectus Summary) | Turner Mid Cap Growth Fund | Retirement Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMIIX
Turner Small Cap Growth Fund (Prospectus Summary) | Turner Small Cap Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSCEX
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGLBX
Turner Global Opportunities Fund (Prospectus Summary) | Turner Global Opportunities Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGLPX
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TICGX
Turner International Growth Fund (Prospectus Summary) | Turner International Growth Fund | Investor Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TICFX